UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Target 2055 Fund

Investor Class (TRFFX)

This semi-annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - Investor Class	$33	0.63%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$299,639
Number of Portfolio Holdings	22

Portfolio Turnover Rate	7.8%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	71.8%
International Equity Funds	25.5
Domestic Bond Funds	1.4
International Bond Funds	0.4
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	16.0%
T. Rowe Price Growth Stock Fund	14.9
T. Rowe Price U.S. Large-Cap Core Fund	10.5
T. Rowe Price Equity Index 500 Fund	10.4
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.0
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.8
T. Rowe Price Mid-Cap Value Fund	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F199-053 1/25

Target 2055 Fund

Investor Class (TRFFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Target 2055 Fund

Advisor Class (PAFTX)

This semi-annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - Advisor Class	$46	0.88%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$299,639
Number of Portfolio Holdings	22

Portfolio Turnover Rate	7.8%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	71.8%
International Equity Funds	25.5
Domestic Bond Funds	1.4
International Bond Funds	0.4
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	16.0%
T. Rowe Price Growth Stock Fund	14.9
T. Rowe Price U.S. Large-Cap Core Fund	10.5
T. Rowe Price Equity Index 500 Fund	10.4
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.0
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.8
T. Rowe Price Mid-Cap Value Fund	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F299-053 1/25

Target 2055 Fund

Advisor Class (PAFTX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Target 2055 Fund

I Class (TRPPX)

This semi-annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - I Class	$24	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$299,639
Number of Portfolio Holdings	22

Portfolio Turnover Rate	7.8%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	71.8%
International Equity Funds	25.5
Domestic Bond Funds	1.4
International Bond Funds	0.4
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	16.0%
T. Rowe Price Growth Stock Fund	14.9
T. Rowe Price U.S. Large-Cap Core Fund	10.5
T. Rowe Price Equity Index 500 Fund	10.4
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.0
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.8
T. Rowe Price Mid-Cap Value Fund	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F469-053 1/25

Target 2055 Fund

I Class (TRPPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRFFX Target 2055 Fund –
.
PAFTX Target 2055 Fund–
.
Advisor Class
TRPPX Target 2055 Fund–
.
I Class

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 17 .90 $ 14 .94 $ 15 .72 $ 18 .05 $ 13 .08 $ 12 .85
Investment activities
Net investment
income (loss)
(1)(2)
( 0 .03 ) 0 .19 0 .17 0 .13 0 .08 0 .20
Net realized and
unrealized gain/
loss 1 .66 3 .21 ( 0 .18 ) ( 1 .82 ) 5 .30 0 .63
Total from
investment
activities 1 .63 3 .40 ( 0 .01 )
(3)
( 1 .69 ) 5 .38 0 .83
Distributions
Net investment
income — ( 0 .23 ) ( 0 .17 ) ( 0 .13 ) ( 0 .12 ) ( 0 .21 )
Net realized gain — ( 0 .21 ) ( 0 .60 ) ( 0 .51 ) ( 0 .29 ) ( 0 .39 )
Total distributions — ( 0 .44 ) ( 0 .77 ) ( 0 .64 ) ( 0 .41 ) ( 0 .60 )
NET ASSET
VALUE
End of period $ 19 .53 $ 17 .90 $ 14 .94 $ 15 .72 $ 18 .05 $ 13 .08

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)(5)
9 .11% 23 .04% 0 .23% ( 9 .84 ) % 41 .54% 6 .16%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates
(5)
0 .63%
(6)
0 .63% 0 .63% 0 .64% 0 .71% 0 .50%
Net expenses
after payments by
Price Associates
(5)
0 .63%
(6)
0 .63% 0 .63% 0 .64% 0 .71% 0 .21%
Weighted average
net expenses of
underlying Price
Funds
(7)
0 .00%
(6)
0 .00% 0 .00% 0 .00% 0 .00% 0 .50%
Effective net
expenses 0 .63%
(6)
0 .63% 0 .63% 0 .64% 0 .71% 0 .71%
Net investment
income (loss)
(5)
( 0 .36 ) %
(6)
1 .18% 1 .17% 0 .74% 0 .53% 1 .51%
Portfolio turnover
rate
(5)
7 .8% 30 .9% 25 .3% 32 .2% 16 .7% 35 .3%
Net assets, end
of period (in
thousands) $78,469 $77,962 $66,865 $66,870 $73,848 $53,035
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April
15, 2020, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s I Class to its Z Class, which has a net expense ratio of less than
0.01%.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 17 .81 $ 14 .86 $ 15 .61 $ 17 .95 $ 13 .03 $ 12 .80
Investment activities
Net investment
income (loss)
(1)(2)
( 0 .06 ) 0 .14 0 .14 0 .10 0 .03 0 .15
Net realized and
unrealized gain/
loss 1 .66 3 .21 ( 0 .19 ) ( 1 .83 ) 5 .28 0 .64
Total from
investment
activities 1 .60 3 .35 ( 0 .05 )
(3)
( 1 .73 ) 5 .31 0 .79
Distributions
Net investment
income — ( 0 .19 ) ( 0 .10 ) ( 0 .10 ) ( 0 .10 ) ( 0 .17 )
Net realized gain — ( 0 .21 ) ( 0 .60 ) ( 0 .51 ) ( 0 .29 ) ( 0 .39 )
Total distributions — ( 0 .40 ) ( 0 .70 ) ( 0 .61 ) ( 0 .39 ) ( 0 .56 )
NET ASSET
VALUE
End of period $ 19 .41 $ 17 .81 $ 14 .86 $ 15 .61 $ 17 .95 $ 13 .03

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)(5)
8 .98% 22 .79% ( 0 .01 ) % ( 10 .09 ) % 41 .14% 5 .89%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates
(5)
0 .88%
(6)
0 .88% 0 .88% 0 .89% 0 .96% 0 .75%
Net expenses
after payments by
Price Associates
(5)
0 .88%
(6)
0 .88% 0 .88% 0 .89% 0 .96% 0 .46%
Weighted average
net expenses of
underlying Price
Funds
(7)
0 .00%
(6)
0 .00% 0 .00% 0 .00% 0 .00% 0 .50%
Effective net
expenses 0 .88%
(6)
0 .88% 0 .88% 0 .89% 0 .96% 0 .96%
Net investment
income (loss)
(5)
( 0 .60 ) %
(6)
0 .89% 0 .97% 0 .58% 0 .22% 1 .16%
Portfolio turnover
rate
(5)
7 .8% 30 .9% 25 .3% 32 .2% 16 .7% 35 .3%
Net assets, end
of period (in
thousands) $3,972 $5,172 $4,476 $4,367 $7,398 $3,652
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April
15, 2020, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s I Class to its Z Class, which has a net expense ratio of less than
0.01%.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 17 .89 $ 14 .94 $ 15 .73 $ 18 .08 $ 13 .09 $ 12 .85
Investment activities
Net investment
income (loss)
(1)(2)
( 0 .02 ) 0 .23 0 .21 0 .16 0 .10 0 .21
Net realized and
unrealized gain/
loss 1 .68 3 .20 ( 0 .19 ) ( 1 .82 ) 5 .32 0 .64
Total from
investment
activities 1 .66 3 .43 0 .02 ( 1 .66 ) 5 .42 0 .85
Distributions
Net investment
income — ( 0 .27 ) ( 0 .21 ) ( 0 .18 ) ( 0 .14 ) ( 0 .22 )
Net realized gain — ( 0 .21 ) ( 0 .60 ) ( 0 .51 ) ( 0 .29 ) ( 0 .39 )
Total distributions — ( 0 .48 ) ( 0 .81 ) ( 0 .69 ) ( 0 .43 ) ( 0 .61 )
NET ASSET
VALUE
End of period $ 19 .55 $ 17 .89 $ 14 .94 $ 15 .73 $ 18 .08 $ 13 .09

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)(4)
9 .28% 23 .24% 0 .44% ( 9 .71 ) % 41 .84% 6 .31%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates
(4)
0 .45%
(5)
0 .45% 0 .45% 0 .45% 0 .52% 0 .31%
Net expenses
after payments by
Price Associates
(4)
0 .45%
(5)
0 .45% 0 .45% 0 .45% 0 .52% 0 .09%
Weighted average
net expenses of
underlying Price
Funds
(6)
0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .50%
Effective net
expenses 0 .45%
(5)
0 .45% 0 .45% 0 .45% 0 .52% 0 .59%
Net investment
income (loss)
(4)
( 0 .18 ) %
(5)
1 .40% 1 .41% 0 .90% 0 .65% 1 .60%
Portfolio turnover
rate
(4)
7 .8% 30 .9% 25 .3% 32 .2% 16 .7% 35 .3%
Net assets, end
of period (in
thousands) $217,198 $187,458 $130,476 $99,081 $71,260 $25,246
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April
15, 2020, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s I Class to its Z Class, which has a net expense ratio of less than
0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Target 2055 Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 1 .8%
T. Rowe Price Funds:
New Income Fund  1,834 726 101 312,596 2,507
U.S. Treasury Long-Term Index
Fund  1,134 541 78 219,659 1,654
International Bond Fund (USD
Hedged)  509 237 34 85,039 730
Dynamic Global Bond Fund  389 38 22 52,155 404
Limited Duration Inflation Focused
Bond Fund  602 95 661 6,162 28
Total Bond Mutual Funds (Cost $ 5,555 ) 5,323
EQUITY MUTUAL FUNDS 97 .3%
T. Rowe Price Funds:
Value Fund  42,254 2,995 1,898 920,593 48,027
Growth Stock Fund  40,261 2,298 3,375 390,037 44,616
U.S. Large-Cap Core Fund  27,784 1,826 1,305 683,805 31,400
Equity Index 500 Fund  27,766 1,904 2,364 196,104 31,175
Overseas Stock Fund  21,054 1,872 961 1,647,158 21,874
International Value Equity Fund  20,522 1,346 933 1,179,274 20,979
International Stock Fund  17,993 1,560 848 937,539 19,220
Real Assets Fund  17,044 1,846 822 1,226,691 19,124
Mid-Cap Growth Fund  9,930 768 465 97,579 11,433
Mid-Cap Value Fund  9,421 537 425 277,742 10,854
Emerging Markets Discovery Stock
Fund  7,528 540 341 555,415 7,981
Small-Cap Stock Fund  5,895 293 230 100,330 7,071
Small-Cap Value Fund  5,582 325 254 106,239 6,702
Emerging Markets Stock Fund  5,653 922 309 185,178 6,396
New Horizons Fund (2) 3,981 390 211 75,014 4,917
Total Equity Mutual Funds (Cost $ 217,281 ) 291,769
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  28 1,415 1,412 300 30
Total Other Mutual Funds (Cost $ 30 ) 30

T. ROWE PRICE Target 2055 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .9%
Money Market Funds  0.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.68% (3) 3,554 3,158 4,054 2,657,918 2,658
Total Short-Term Investments (Cost $ 2,658 ) 2,658
Total Investments in Securities
100.0% of Net Assets (Cost $225,524) $ 299,780
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2055 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ (1) $ 11
Emerging Markets Discovery Stock Fund  9 254 —
Emerging Markets Stock Fund  7 130 —
Equity Index 500 Fund  57 3,869 193
Growth Stock Fund  684 5,432 —
International Bond Fund (USD Hedged)  (2) 18 11
International Stock Fund  20 515 —
International Value Equity Fund  3 44 —
Limited Duration Inflation Focused Bond Fund  26 (8) 3
Mid-Cap Growth Fund  9 1,200 —
Mid-Cap Value Fund  4 1,321 —
New Horizons Fund  1 757 —
New Income Fund  (6) 48 51
Overseas Stock Fund  15 (91) —
Real Assets Fund  9 1,056 —
Small-Cap Stock Fund  4 1,113 —
Small-Cap Value Fund  5 1,049 —
Transition Fund  (5) (1) —
U.S. Large-Cap Core Fund  13 3,095 —
U.S. Treasury Long-Term Index Fund  (15) 57 26
Value Fund  94 4,676 —
U.S. Treasury Money Fund, 4.68% — — 92
Totals $ 931 # $ 24,533 $ 387 +
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $387 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2055 Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $225,524) $ 299,780
Receivable for shares sold 282
Total assets 300,062
Liabilities
Payable for investment securities purchased 272
Investment management and administrative fees payable 139
Payable for shares redeemed 10
Other liabilities 2
Total liabilities 423
NET ASSETS $ 299,639
Net Assets Consist of:
Total distributable earnings (loss) $ 69,026
Paid-in capital applicable to 15,333,813 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 230,613
NET ASSETS $ 299,639
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $78,469; Shares outstanding: 4,017,442) $ 19.53
Advisor Class
(Net assets: $3,972; Shares outstanding: 204,680) $ 19.41
I Class
(Net assets: $217,198; Shares outstanding: 11,111,691) $ 19.55

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income distributions from underlying Price Funds $ 387
Expenses
Investment management and administrative expense 712
Rule 12b-1 fees
Advisor Class 6
Total expenses 718
Net investment loss (331)
Realized and Unrealized Gain / Loss –
Net realized gain on Sales of underlying Price Funds 931
Change in net unrealized gain / loss on underlying Price Funds 24,533
Net realized and unrealized gain / loss 25,464
INCREASE IN NET ASSETS FROM OPERATIONS $ 25,133

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (331) $ 3,104
Net realized gain 931 3,323
Change in net unrealized gain / loss 24,533 43,012
Increase in net assets from operations 25,133 49,439
Distributions to shareholders
Net earnings
Investor Class – (1,930)
Advisor Class – (112)
I Class – (4,628)
Decrease in net assets from distributions – (6,670)
Capital share transactions
*
Shares sold
Investor Class 8,026 18,557
Advisor Class 531 1,116
I Class 29,931 51,878
Distributions reinvested
Investor Class – 1,927
Advisor Class – 112
I Class – 4,601
Shares redeemed
Investor Class (14,101) (22,618)
Advisor Class (2,138) (1,372)
I Class (18,335) (28,195)
Increase in net assets from capital share
transactions 3,914 26,006

T. ROWE PRICE Target 2055 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 29,047 68,775
Beginning of period 270,592 201,817
End of period $ 299,639 $ 270,592
*Share information (000s)
Shares sold
Investor Class 435 1,130
Advisor Class 30 68
I Class 1,622 3,194
Distributions reinvested
Investor Class – 118
Advisor Class – 7
I Class – 282
Shares redeemed
Investor Class (774) (1,368)
Advisor Class (115) (86)
I Class (986) (1,732)
Increase in shares outstanding 212 1,613

T. ROWE PRICE Target 2055 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2055
Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price
Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has three classes of shares: the Target 2055 Fund (Investor Class), the Target 2055 Fund–Advisor Class (Advisor Class) and the Target 2055
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.

T. ROWE PRICE Target 2055 Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Target 2055 Fund

In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Target 2055 Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the six months ended November 30, 2024, aggregated $25,632,000 and $22,034,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance

T. ROWE PRICE Target 2055 Fund

with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $234,294,000. Net unrealized gain aggregated $65,486,000 at period-end, of which $75,178,000 related to appreciated investments and $9,692,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.45% for the
Investor Class and Advisor Class and 0.46% to 0.30% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30,
2024, the effective annual all-inclusive fee rate was 0.63% for the Investor Class and Advisor Class and 0.45% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting

T. ROWE PRICE Target 2055 Fund

and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
November 30, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and

T. ROWE PRICE Target 2055 Fund

exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F199-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025